Schedule of Inventories (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule Of Inventories
Medicine,drugs and medical devices	$ 384,513		$ 72,030	$ 489,062
Inventories recognized as an expense in cost of sales	$ 517,713	$ 658,479	$ 637,037